Finance debt - Non-current debt maturity profile (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Total repayment of non-current finance debt	$ 19,361	$ 22,230
Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted average maturity (years - including current portion)	9 years	9 years
Weighted average annual interest rate (% - including current portion)	3.44%	3.41%
Year 2 and 3
Disclosure of detailed information about borrowings [line items]
Total repayment of non-current finance debt	$ 4,462	$ 4,683
Year 4 and 5
Disclosure of detailed information about borrowings [line items]
Total repayment of non-current finance debt	2,463	4,511
After 5 years
Disclosure of detailed information about borrowings [line items]
Total repayment of non-current finance debt	$ 12,436	$ 13,035